Long-term debt, net	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-term debt, net

7. Long-term debt, net

As of June 30, 2021 and December 31, 2020 the Partnership’s credit facilities and sale and lease back agreements (the “financing arrangements”) consisted of the following:

	Bank loans and Financing arrangements	As of June 30, 2021	As of December 31, 2020	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	114,186	122,324	3.25%
(ii)	Issued in January 2020 maturing in January 2025 (the “2020 credit facility”)	34,200	35,920	2.55%
(iii)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL financing arrangement”)	34,500	36,100	2.55%
(iv)	Issued in January 2020 maturing in January 2025 (the “2020 CMBFL financing arrangement”)	34,500	36,100	2.55%
(v)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	47,492	49,324	2.60%
(vi)	Issued in May 2020 fully repaid in May 2021 (the “ICBCFL financing arrangement”)	—	50,570	2.60%
(vii)	Issued in May 2020 maturing in May 2027 (the “ICBCFL financing arrangement”)	47,492	49,324	2.60%
(viii)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(ix)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(x)	Issued in January 2021 maturing in February 2026 (the “2021 CMBFL financing arrangement”)	9,735	—	2.85%
(xi)	Issued in January 2021 maturing in February 2026 Seller’s Credit	6,000	—	5.00%
	Total long-term debt	347,575	379,662
	Less: Deferred loan and financing arrangements issuance costs	4,452	5,338
	Less: Loan associated with vessels held for sale	46,740	—
	Total long-term debt, net	296,383	374,324
	Less: Current portion of long-term debt	33,085	37,210
	Add: Current portion of deferred loan and financing arrangements issuance costs	1,201	1,400
	Long-term debt, net	264,499	338,514

Details of the Partnership’s credit facilities and financing arrangements are discussed in Note 8 of the Partnership’s Consolidated Financial Statements for the year ended December 31, 2020.

7. Long-term debt, net - continued

On January 22, 2021, the Partnership entered into three separate agreements (viii), (ix) and (x), for the sale and lease back of the vessels M/V Long Beach Express, M/V Seattle Express and M/V Fos Express with CMBFL for up to $10,010 each (Note 5). Each lease agreement has a duration of five years and will be repaid in 20 equal consecutive quarterly installments of $275 including a purchase option for the Partnership to acquire the vessel on expiration of the lease at the predetermined price of $4,505. In addition, the Partnership has various purchase options commencing from the first year anniversary of the leases. The lease agreements bear an interest at Libor plus a margin of 2.85%. The full amounts were drawn down on February 25, 2021. The transactions were classified as financing arrangements at the commencement of the leases since the existence of various purchase options retained by the Partnership commencing from the first year anniversary, including the option to acquire each vessel at expiration at a predetermined price, precludes the transfer of control over the vessels to CMBFL for the transactions to qualify as sales. Furthermore, on January 27, 2021 the Partnership entered into a Seller’s Credit with CMTC (xi) to defer $6,000 of the purchase price for up to five years from the delivery of the vessels. The Seller’s Credit bears interest at a fixed rate of 5.0% per year.

During the six-month period ended June 30, 2021 the Partnership repaid the amount of $18,489 in line with the amortization schedule of its financing arrangements and fully repaid the amount of $49,628 in connection with the sale of the M/V CMA CGM Magdalena (Note 5). During the six-month period ended June 30, 2020 the Partnership repaid the amount of $18,453 in line with the amortization schedule of its financing arrangements.

During the six-month period ended June 30, 2021 the Partnership classified the M/V Adonis as vessel held for sale (Note 5). As of June 30, 2021 the outstanding balance of the credit facility associated with this vessel was $46,740 (net of deferred loan issuance costs of $752) and is presented as ”Liability associated with vessel held for sale” in the Partnership’s unaudited condensed consolidated financial statements.

As of June 30, 2021 and December 31, 2020 the Partnership was in compliance with all financial debt covenants.

As of June 30, 2021 there were no undrawn amounts under the Partnership’s credit facilities and financing arrangements.

For the six-month periods ended June 30, 2021 and 2020 interest expense amounted to $5,805 and $7,664, respectively and the weighted average interest rate of the Partnership’s loan facilities and financing arrangements was 3.0% and 4.2%, respectively.